Other liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Liabilities [Abstract]
Schedule of Other Liabilities	Other liabilities as at December 31, 2020 and 2019 are analysed as follows:
	31/12/20	31/12/19
Advance payments for government grants	1,069	1,069
Other	—	—
Total	1,069	1,069